TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 4,777	$ 488	$ 2,967
Domestic taxes: Deferred taxes	(1,126)	591	(147)
Domestic	3,651	1,079	2,820
Foreign taxes: Current taxes	1,411	2,767	3,898
Foreign taxes: Deferred taxes	1,565	(9)	(1,839)
Foreign	2,976	2,758	2,059
Actual tax expense	$ 6,627	$ 3,837	$ 4,879